Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 835,446
Net change in fair value	125,317	$ 139,048	$ 324,736
Transfer to contributed equity on conversion of Convertible Notes	0	(583,206)
Transfer to accumulated losses on conversion of Convertible Notes	0	(2,006,280)
Convertible note at fair value at end of reporting period	960,763	835,446
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	835,446	1,452,950
Net change in fair value	125,317	139,048
Transfer to contributed equity on conversion of Convertible Notes	0	(461,805)
Transfer to accumulated losses on conversion of Convertible Notes	0	(294,747)
Convertible note at fair value at end of reporting period	$ 960,763	$ 835,446	$ 1,452,950